Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Parent Company Only Condensed Financial Information [Abstract]
Condensed Statements of Condition
CONDENSED STATEMENTS OF CONDITION

	Years ended December 31:
Assets	2021	2020
Cash and cash equivalents	$5,366	$4,112
Investment in subsidiaries	147,214	143,424
Notes receivable – subsidiaries	2,123	1,603
Other assets	38	32
Total assets	$154,741	$149,171

Liabilities
Notes payable	$2,138	$3,198
Subordinated debentures	8,500	8,500
Other liabilities	2,747	1,149
Total liabilities	13,385	12,847

Shareholders’ Equity
Total shareholders’ equity	141,356	136,324
Total liabilities and shareholders’ equity	$154,741	$149,171

Condensed Statements of Income
CONDENSED STATEMENTS OF INCOME

	Years ended December 31:
Income:	2021	2020
Interest on notes	$20	$41
Dividends from subsidiaries	6,650	4,125

Expenses:
Interest on notes	31	82
Interest on subordinated debentures	158	208
Operating expenses	379	344
Income before income taxes and equity in undistributed earnings of subsidiaries	6,102	3,532
Income tax benefit	112	121
Equity in undistributed earnings of subsidiaries	5,518	6,606
Net Income	$11,732	$10,259
Comprehensive Income	$10,004	$12,167

Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
Cash flows from operating activities:	2021	2020
Net Income	$11,732	$10,259
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(5,518)	(6,606)
Change in other assets	(6)	16
Change in other liabilities	1,598	832
Net cash provided by operating activities	7,806	4,501

Cash flows from investing activities:
Change in notes receivable	(520)	360
Net cash provided by investing activities	(520)	360

Cash flows from financing activities:
Change in notes payable	(1,060)	(1,035)
Purchases of treasury stock	(954)	—
Cash dividends paid	(4,018)	(4,022)
Net cash used in financing activities	(6,032)	(5,057)

Cash and cash equivalents:
Change in cash and cash equivalents	1,254	(196)
Cash and cash equivalents at beginning of year	4,112	4,308
Cash and cash equivalents at end of year	$5,366	$4,112